CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common stock [Member]	Treasury Stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]
Balance at Mar. 31, 2011	$ 111,287	$ 50,809		$ 7,719	$ 5,316	$ 47,443
Balance (in shares) at Mar. 31, 2011		16,194,810
Unrealized gain (loss) on available-for-sale securities	(746)				(746)
Stock-based compensation	549			549
Exercise of stock options, value	4	7		(3)
Exercise of stock options, shares	2,000	2,000
Net loss	(1,461)					(1,461)
Dividends ($0.12, $0.30 and $0.22 per share for March 31, 2012, March 31, 2013 and March 31, 2014 respectively)	(1,944)					(1,994)
Balance at Mar. 31, 2012	107,689	50,816		8,265	4,570	44,038
Balance (in shares) at Mar. 31, 2012		16,196,810
Unrealized gain (loss) on available-for-sale securities	718				718
Exercise of stock options, value	1,295	1,627		(332)
Exercise of stock options, shares	605,000	605,000
Repurchase of common stock, value	(1,102)		(1,102)
Repurchase of common stock, shares			(414,162)
Net loss	(1,991)					(1,191)
Dividends ($0.12, $0.30 and $0.22 per share for March 31, 2012, March 31, 2013 and March 31, 2014 respectively)	(5,033)					(5,033)
Balance at Mar. 31, 2013	101,576	52,443	(1,102)	7,933	5,288	37,014
Balance (in shares) at Mar. 31, 2013		16,801,810	(414,162)
Unrealized gain (loss) on available-for-sale securities	57				57
Exercise of stock options, value	493	620		(127)
Exercise of stock options, shares	230,000	230,000
Repurchase of common stock, value	(1,411)		(1,411)
Repurchase of common stock, shares			(561,409)
Net loss	(7,490)					(7,490)
Dividends ($0.12, $0.30 and $0.22 per share for March 31, 2012, March 31, 2013 and March 31, 2014 respectively)	(3,615)					(3,615)
Balance at Mar. 31, 2014	$ 89,610	$ 53,063	$ (2,513)	$ 7,806	$ 5,345	$ 25,909
Balance (in shares) at Mar. 31, 2014		17,031,810	(975,571)